Consolidated Statements of Stockholders’ Equity / Members’ Equity - USD ($) $ in Thousands	Total	Previously Reported	Revision of Prior Period, Adjustment	Warrants	Preferred Units	Preferred Units Warrants	Common Stock Class A Common Stock	Common Stock Class V Voting Stock	Additional Paid-in Capital	Additional Paid-in Capital Warrants	Accumulated Earnings (Deficit)	Accumulated Earnings (Deficit) Previously Reported	Accumulated Earnings (Deficit) Revision of Prior Period, Adjustment	Noncontrolling Interest	Noncontrolling Interest Revision of Prior Period, Adjustment
Beginning balance, shares at Dec. 31, 2018					41,102,500		0	0
Beginning balance at Dec. 31, 2018	$ 13,870				$ 6,660		$ 0	$ 0	$ 141		$ 7,069			$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Profit interest compensation	67								67
Member distributions	(9,485)										(9,485)
Net income	32,995										32,995
Ending balance, shares at Dec. 31, 2019					41,102,500		0	0
Ending balance at Dec. 31, 2019	37,447				$ 6,660		$ 0	$ 0	208		30,579			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Profit interest compensation	144								144
Member distributions	(15,775)										(15,775)
Net income	77,516										77,516
Ending balance, shares at Dec. 31, 2020					41,102,500		0	0
Ending balance at Dec. 31, 2020	99,332				$ 6,660		$ 0	$ 0	352		92,320			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Profit interest compensation	49								49
Member distributions	(902)										(902)
Net income	24,384										24,384			0
Effects of adopting fair value option	71,252										71,252
Ending balance, shares at Mar. 31, 2021					41,102,500		0	0
Ending balance at Mar. 31, 2021	194,115				$ 6,660		$ 0	$ 0	401		187,054			0
Beginning balance, shares at Dec. 31, 2020					41,102,500		0	0
Beginning balance at Dec. 31, 2020	99,332				$ 6,660		$ 0	$ 0	352		92,320			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Profit interest compensation	229								229
Member distributions	(51,024)										(50,241)			(783)
Net income	89,795	$ 44,970	$ 44,825									$ 44,970	$ 25,554		$ 19,271
Effects of adopting fair value option	69,435										69,435
Member contribution	200				$ 200
Warrant units exercised (in shares)						486,852	486,852	(486,852)
Warrant units exercised				$ 5,517						$ 5,517
Reverse recapitalization (in shares)					(41,589,352)		12,977,690	96,987,093
Reverse recapitalization	(58,117)				$ (6,860)		$ 1	$ 10	52,830		(252,791)			148,693
Exchange of Class V shares (in shares)							161,767	(161,767)
Exchange of Class V shares	0								233		30			(263)
Vesting of restricted stock units (in shares)							5,175
Vesting of restricted stock units	0
Stock based compensation	2,511								2,511
Ending balance, shares at Dec. 31, 2021					0		13,631,484	96,338,474
Ending balance at Dec. 31, 2021	157,878				$ 0		$ 1	$ 10	61,672		(70,723)			166,918
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Member distributions	(587)										0			(587)
Net income	(297)										1,076			(1,373)
Stock based compensation	579								579
Ending balance, shares at Mar. 31, 2022					0		13,349,150	96,338,474
Ending balance at Mar. 31, 2022	$ 156,590				$ 0		$ 1	$ 10	$ 61,931		$ (70,689)			$ 165,337